FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment charges for property, plant and equipment	$ 11,626	$ 22,757	$ 6,992
Carrying value of long-term borrowings	404,341	493,455
Fair value of long-term borrowings	404,341	493,455
Carrying value of convertible notes	126,476	125,569
Idle assets
Impairment charges for property, plant and equipment	$ 11,626	$ 22,757	$ 6,992